Subsequent events (Details Narrative)	Mar. 17, 2025 $ / shares	Sep. 18, 2024 CNY (¥)	Mar. 17, 2025 ¥ / shares
Guangzhou Pingan Haodai Microloan Co., Ltd [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Ping An Fin Tech [Member]
Subsequent Event [Line Items]
Business acquisition purchase agreement consideration		¥ 408
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend, per share | (per share)	$ 0.277		¥ 2.02
Subsequent Event [Member] | 2025 Dividends [Member]
Subsequent Event [Line Items]
Dividends payable, date to be paid	May 07, 2025
Dividends payable, date of record	Apr. 16, 2025